Balance Sheet Details (Table)	12 Months Ended
Oct. 31, 2015
Balance Sheet Details
Accounts Receivable, Net
	As of October 31
	2015	2014
	In millions
Accounts receivable	$4,905	$5,451
Allowance for doubtful accounts	(80)	(106)

	$4,825	$5,345

Schedule of allowance for doubtful accounts related to accounts receivable

	As of October 31
	2015	2014	2013
	In millions
Balance at beginning of year	$106	$182	$200
Provision for doubtful accounts	19	(25)	(20)
Deductions, net of recoveries	(45)	(51)	2

Balance at end of year	$80	$106	$182

Schedule of revolving short-term financing arrangements

	As of October 31
	2015	2014	2013
	In millions
Balance at beginning of year(1)	$271	$102	$135
Trade receivables sold(2)	6,512	5,680	2,502
Cash receipts(2)	(6,671)	(5,491)	(2,540)
Foreign currency and other	(19)	(20)	5

Balance at end of year(1)	$93	$271	$102

(1)	Beginning and ending balance represents amounts for trade receivables sold but not yet collected, from the third parties, and are reported in Accounts Receivable on the Consolidated Balance Sheets.

(2)

In fiscal 2014, HP revised the presentation for the trade receivables sold and the cash received under the short-term financing arrangements for the fiscal year ended October 31, 2013 in order to present comparable information with that period.

Inventory
	As of October 31
	2015	2014
	In millions
Finished goods	$2,820	$2,686
Purchased parts and fabricated assemblies	1,468	1,845

	$4,288	$4,531

Other Current Assets

	As of October 31
	2015	2014
	In millions
Supplier and other receivables	$1,316	$1,611
Deferred tax assets	1,047	1,202
Value-added taxes receivable	942	1,186
Prepaid and other current assets	1,193	1,773

	$4,498	$5,772

Property, Plant and Equipment, Net

	As of October 31
	2015	2014
	In millions
Land, buildings and leasehold improvements	$2,272	$4,818
Machinery and equipment, including equipment held for lease	3,459	4,474

	5,731	9,292
Accumulated depreciation	(4,239)	(6,495)

	$1,492	$2,797

Other Non-Current Assets
	As of October 31
	2015	2014
	In millions
Prepaid income taxes	$634	$884
Deferred tax assets	216	210
Other	742	1,242

	$1,592	$2,336

Other Accrued Liabilities
	As of October 31
	2015	2014
	In millions
Sales and marketing programs	$2,181	$2,124
Accrued taxes—other	1,007	936
Warranty	871	1,019
Accrued restructuring	61	187
Other	2,121	3,274

	$6,241	$7,540

Other Non-Current Liabilities

	As of October 31
	2015	2014
	In millions
Pension, post-retirement, and post-employment liabilities	$2,203	$3,773
Deferred tax liability	1,813	518
Tax liability	1,803	2,376
Deferred revenue	812	822
Other	783	1,046

	$7,414	$8,535